Goodwill and Intangible Assets, Net (Details Narrative)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Number of reporting units | Integer								3
Goodwill, impairment loss		$ 82,714,000	$ 0	$ 29,633,000	$ 3,610,000		$ 112,347,000	$ 112,347,000	$ 3,610,000
Amortization of acquired intangible assets	375,000	553,000				1,377,000	1,640,000	2,193,000	2,193,000
Goodwill	7,347,000				$ 119,694,000	7,347,000		7,347,000	119,694,000	$ 123,304,000
Impairment of intangible assets	$ 0					$ 0
Other [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss		82,714,000					112,347,000	$ 112,347,000	$ 3,610,000
Cell Therapy Clinical Trial Update [Member] | In Process Research and Development [Member]
Indefinite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		$ 107,800,000					$ 107,800,000